Provisions for tax, labor and civil risks (Tables)	12 Months Ended
Dec. 31, 2024
Provisions for tax, labor and civil risks
Schedule of provisions for disputes, probable losses and judicial deposits

The table below presents the position of provisions for disputes, probable losses and judicial deposits which refer to lawsuits in progress and social security risk.

	2024	2023
Provisions
Service tax (ISSQN) Lawsuit – Company Zenvia (a)	-	39,855
Labor provisions and other provisions	1,797	2,352
Total provisions	1,797	42,207
Judicial deposits
Service tax (ISSQN) judicial deposits – Lawsuit Company Zenvia (a)	(511)	(39,895)
Labor appeals judicial and other deposits	(482)	(591)
Total judicial deposits	(993)	(40,486)
Total	804	1,721

Service tax (ISSQN) Lawsuit – Company Zenvia

(a)	The amount of the liability related to the provision and judicial deposits for tax risk refers to the lawsuit filed by the City of Porto Alegre about the service tax (ISSQN) against Zenvia Brazil itself. On September 27, 2024 a conciliation mediation process related to the legal action regarding the Service Tax (ISSQN) was concluded. Under the terms of the agreement, the Municipality of Porto Alegre collected 50.29% of the balance from the judicial deposit, while the Company collected the remaining balance of 49.71%. The amount recovered by the Company had been previously recognized as a provision for tax contingencies and was reversed through profit or loss as a reduction of taxes on revenue.

Schedule of changes in provisions

Changes in provisions are as follows:

Provision
Balance at January 1, 2023	39,750
Additions	5,731
Reversals	(1,689)
Payments	(1,585)
Balance at December 31, 2023	42,207
Additions	3,473
Reversals	(22,293)
Payments	(21,590)
Balance at December 31, 2024	1,797

Schedule of changes in judicial deposits

Changes in judicial deposits are as follows:

Deposits
Balance at January 1, 2023	37,781
Additions	2,705
Balance at December 31, 2023	40,486
Additions	2,454
Reversals	(21,252)
Payments	(20,695)
Balance at December 31, 2024	993